Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash and cash equivalents
Cash at bank	$ 161,158	$ 62,563	$ 70,920
Deposits at call	393	397	398
Cash and cash equivalents	161,551	62,960	71,318	$ 60,447
Cash flows from operating activities
Loss for the period	(102,142)	(87,956)	(81,889)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	6,400	4,666	4,107
Finance costs	22,901	22,792	20,122
Remeasurement of contingent consideration	14,887	9,693	(8,771)
Remeasurement of warrant liabilities	4,962	(779)	2,205
Equity settled share-based payment	22,088	5,870	3,655
Restructure of short-term incentive	6,711	0	0
Deferred tax benefit	330	(191)	(212)
Gain on derecognition of right-of-use assets	0	0	(76)
Adjustment for pre-launch inventory	(23,072)	0	0
Foreign exchange (gains)/losses	23	78	62
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	5,021	(15,466)	(118)
Decrease/(increase) in inventory	826	0	0
(Increase)/decrease in prepayments	(3,018)	807	1,650
Increase/(decrease) in trade and other payables	11,780	(12,378)	(398)
Decrease/(increase) in tax assets	1,268	1,490	(2,388)
(Decrease)/increase in provisions	(18,919)	22,916	(1,218)
Net cash (outflows) in operating activities	$ (49,954)	$ (48,458)	$ (63,269)